Inventories - Summary of Analysis of Inventory Reserve Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Write-downs (reversals of write-downs) of inventories [abstract]
Inventories recognized as an expense in cost of sales	¥ 16,457,476	$ 2,603,125	¥ 15,501,807	¥ 13,167,181
Inventories written down	32,813	5,190	82,386	31,810
Reversal of write-down of inventories	(41,823)	(6,615)	(54,408)	(14,788)
Inventories written off	¥ 10,085	$ 1,595	¥ 0	¥ 0